PROMISSORY NOTE (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF SENIOR SECURED PROMISSORY NOTES	A continuity of the Promissory note is shown below:
Balance October 31, 2022	$-
Additions	2,749,412
Discount	(412,412)
Transaction costs	(207,746)
Accretion	206,968
Balance April 30, 2023	$2,336,222

A continuity of the senior secured promissory notes below:

	December Senior Secured Promissory Notes	April Senior Secured Promissory Notes	Total
Balance, January 31, 2021 and October 31, 2021	$-	$-	$-
Additions	3,000,000	1,650,000	4,650,000
Discount	-	(150,000)	(150,000)
Transaction costs	(396,500)	(242,750)	(639,250)
Accretion	527,382	464,735	992,117
Repayment	(3,130,882)	(1,721,985)	(4,852,867)
Balance, October 31, 2022	$-	$-	$-